Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Cash flows from operating activities
Net (loss) income	$ (24,364,753)	$ 478,561	$ 852,042
Depreciation and amortization	109,369	22,686	20,063
Allowance for credit losses	184,204	179,903	152,108
Allowance for Inventory	12,360
Inventory write-off	1,430	15,955	1,231
Deferred tax benefits	(26,671)	(21,465)	(33,737)
Non-cash lease expenses	37,386	30,425	45,896
Share-based Compensation Expense	24,070,200
Other non-cash operating expense	153,802
Changes in operating assets and liabilities:
Accounts receivable	71,978	(98,740)	(337,745)
Inventories	(17,458)	10,472	(2,823)
Advances to suppliers	9,653	76,909	8,959
Other receivables and other current assets	(324,318)	(36,862)	(265,755)
Operating advance payments to related parties	(35)
Other non-current assets	(20,323)	9,620	178,016
Accruals and other payables	(1,843)	27,450	35,281
Accounts payable	(11,894)	(176,130)	69,427
Taxes payable	369,232	403,396	437,310
Contract liability	(129,424)	68,725	(989,082)
Operating lease liabilities	(37,043)	(30,435)	(44,654)
Net cash provided by operating activities	85,852	960,470	126,537
Cash flows from investing activities
Purchase of equipment and intangible assets	(88,825)	(85,569)	(22,676)
Loans to franchisees	(1,103,211)	(1,236,518)	(311,083)
Loan repayment from franchisees	604,964	810,660	1,361,609
Loans to the third party	(6,030,001)
Loans repayment from the third party	6,030,001
Advance to related parties		(28,256)	(20,028)
Repayment from related parties	14,145	31,540	15,597
Net cash (used in) provided by investing activities	(572,927)	(508,143)	1,023,419
Cash flows from financing activities
Proceeds from shareholder’s contribution of capital		500	38,265
Proceeds from issuance of shares	4,277,807
Borrowing from related parties	6,930	4,175	60,893
Repayment to related parties		(73,310)	(776,083)
IPO Cost	(549,060)	(888,754)
Net cash provided by (used in) financing activities	3,735,677	(957,389)	(676,925)
Net increase (decrease) in cash	3,248,602	(505,062)	473,031
Effect of exchange rate changes on cash	(8,422)	18,926	(14,108)
Cash and cash equivalents– at the beginning of the year	547,498	1,033,634	574,711
Cash and cash equivalents– at the end of the year	3,787,678	547,498	1,033,634
Supplementary cash flow information:
Interest paid
Non-cash investing and financing activities:
Noncash obtained leasehold improvements	72,862
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	$ 144,863	$ 65,884	$ 52,731